Quarterly Financial Data (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 131,565	$ 119,001	$ 120,125	$ 114,960	$ 129,706	$ 115,688	$ 116,829	$ 114,071	$ 485,651	$ 476,294	$ 468,651
Net sales	130,650	118,076	119,336	114,167	128,786	114,876	116,101	113,313	482,229	473,076	465,604
Cost of sales	99,115	89,247	90,010	86,714	97,971	86,687	87,420	85,991	365,086	358,069	352,297
Income from continuing operations	5,188	3,826	4,089	3,711	4,544	3,870	4,205	3,932	16,814	16,551	17,704
Consolidated net income	5,188	3,826	4,359	3,726	4,650	3,885	4,216	3,944	17,099	16,695	17,756
Consolidated net income attributable to Walmart	$ 4,966	$ 3,711	$ 4,093	$ 3,593	$ 4,431	$ 3,738	$ 4,069	$ 3,784	$ 16,363	$ 16,022	$ 16,999
Basic income per common share from continuing operations attributable to Walmart	$ 1.54	$ 1.15	$ 1.22	$ 1.10	$ 1.35	$ 1.14	$ 1.24	$ 1.14	$ 5.01	$ 4.87	$ 5.03
Basic income per common share from discontinued operations attributable to Walmart	$ 0.00	$ 0.00	$ 0.05	$ 0.01	$ 0.02	$ 0.01	$ 0.00	$ 0.01	$ 0.06	$ 0.03	$ 0.01
Earnings per share, basic	$ 1.54	$ 1.15	$ 1.27	$ 1.11	$ 1.37	$ 1.15	$ 1.24	$ 1.15	$ 5.07	$ 4.90	$ 5.04
Diluted income per common share from continuing operations attributable to Walmart	$ 1.53	$ 1.15	$ 1.21	$ 1.10	$ 1.34	$ 1.14	$ 1.23	$ 1.14	$ 4.99	$ 4.85	$ 5.01
Diluted income per common share from discontinued operations attributable to Walmart	$ 0.00	$ 0.00	$ 0.05	$ 0.01	$ 0.02	$ 0.00	$ 0.01	$ 0.00	$ 0.06	$ 0.03	$ 0.01
Earnings per share, diluted	$ 1.53	$ 1.15	$ 1.26	$ 1.11	$ 1.36	$ 1.14	$ 1.24	$ 1.14	$ 5.05	$ 4.88	$ 5.02